Results for the year - Income taxes and deferred income taxes - Computation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	(1.50%)	(2.50%)	(2.10%)
Non-taxable income less non-tax-deductible expenses (net)	(0.30%)	(0.20%)	0.10%
Other adjustments (net)	(1.00%)	1.40%	(0.20%)
Effective tax rate	19.20%	20.70%	19.80%